Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Interest, Dividend and Fee Income
Loans	$ 5,311	$ 4,197	$ 3,916	$ 13,589	$ 11,794
Securities (Note 2)	1,505	1,252	929	3,824	2,921
Deposits with banks	228	74	50	360	144
Interest, Dividend and Fee Income	7,044	5,523	4,895	17,773	14,859
Interest Expense
Deposits	1,743	854	745	3,302	2,483
Subordinated debt	57	51	44	153	153
Other liabilities	1,047	716	585	2,200	1,669
Interest Expense	2,847	1,621	1,374	5,655	4,305
Net Interest Income	4,197	3,902	3,521	12,118	10,554
Non-Interest Revenue
Securities commissions and fees	262	281	264	825	849
Deposit and payment service charges	338	332	319	999	930
Trading revenues (Note 12)	(975)	3,629	135	3,453	394
Lending fees	351	334	348	1,070	1,047
Card fees	131	143	113	405	316
Investment management and custodial fees	432	441	502	1,339	1,460
Mutual fund revenues	315	332	406	1,003	1,176
Underwriting and advisory fees	220	308	411	962	1,073
Securities gains, other than trading (Note 2)	85	86	198	309	411
Foreign exchange gains, other than trading	47	59	41	128	128
Insurance revenues	542	(673)	1,137	61	1,718
Investments in associates and joint ventures	99	50	67	215	183
Other	55	94	100	253	374
Non-Interest Revenue	1,902	5,416	4,041	11,022	10,059
Total Revenue	6,099	9,318	7,562	23,140	20,613
Provision for (Recovery of) Credit Losses (Note 3)	136	50	(70)	87	146
Insurance Claims, Commissions and Changes in Policy Benefit Liabilities	413	(808)	984	(314)	1,302
Non-Interest Expense
Employee compensation	2,135	2,087	2,102	6,521	6,263
Premises and equipment	918	850	829	2,596	2,496
Amortization of intangible assets	151	147	157	448	471
Advertising and business development	135	115	101	356	264
Communications	67	75	63	206	199
Professional fees	182	180	140	517	423
Other	271	259	292	774	1,590
Non-Interest Expense	3,859	3,713	3,684	11,418	11,706
Income Before Provision for Income Taxes	1,691	6,363	2,964	11,949	7,459
Provision for income taxes (Note 10)	326	1,607	689	2,895	1,864
Net Income	$ 1,365	$ 4,756	$ 2,275	$ 9,054	$ 5,595
Earnings Per Share (Canadian $) (Note 9)
Basic	$ 1.96	$ 7.15	$ 3.42	$ 13.49	$ 8.36
Diluted	1.95	7.13	3.41	13.45	8.35
Common shares [member]
Earnings Per Share (Canadian $) (Note 9)
Dividends per common share	$ 1.39	$ 1.33	$ 1.06	$ 4.05	$ 3.18